Capital structure and financial items - Financial income and expenses - Financial expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest expenses	kr 378	kr 289	kr 390
Foreign exchange loss (net)	2,885	1,972	0
Financial loss from forward contracts (net)	1,766	0	1,889
Capital loss on investments, net	124	0	195
Capital loss on marketable securities	463	122	150
Result of associated companies	189	44	0
Other financial expenses	181	24	0
Total financial expenses	kr 5,986	kr 2,451	kr 2,624